STATEMENTS OF CONSOLIDATED STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member] Private Placement, February 2, 2011 [Member]	Common Stock [Member] Private Placement, April 28, 2011 [Member]	Common Stock [Member] Common Stock Issuance For Acquisition, October 2011 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Private Placement, February 2, 2011 [Member]	Additional Paid-in Capital [Member] Private Placement, April 28, 2011 [Member]	Additional Paid-in Capital [Member] Private Placement, August 10, 2011 [Member]	Additional Paid-in Capital [Member] Common Stock Issuance For Acquisition, October 2011 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Private Placement, February 2, 2011 [Member]	Private Placement, April 28, 2011 [Member]	Private Placement, August 10, 2011 [Member]	Common Stock Issuance For Acquisition, October 2011 [Member]	Total
Balance at Dec. 31, 2010				$ 62,360					$ 980,472		$ (293,601)					$ 749,231
Balance (in Shares) at Dec. 31, 2010				62,360,000
Issuance of common stock and warrants	300	250			149,700	249,750						150,000	250,000
Issuance of common stock and warrants (in Shares)	300,000	250,000
Issuance of convertible preferred stock and warrants August 2011							4,103,533							4,103,533		4,600,000
Common stock issued for services				10					19,990							20,000
Common stock issued for services (in Shares)				10,000												10,000
Conversion of convertible preferred stock to common stock																0
Reclassification to contingently redeemable common stock																0
Reclassification out of contingently redeemable common stock																0
Issuance of common stock October 2011 as part of acquisition			3,553					706,952							710,505
Issuance of common stock October 2011 as part of acquisition (in Shares)			3,552,516													3,552,516
Stock based compensation									1,464,874							1,464,874
Foreign currency translation										(42,438)						(42,438)
Net loss											(6,049,335)					(6,049,335)
Cancellation of stock by shareholders April 2011				(15,890)					15,890
Cancellation of stock by shareholders April 2011 (in Shares)				(15,890,000)
Balance at Dec. 31, 2011				50,583					7,691,161	(42,438)	(6,342,936)					1,356,370
Balance (in Shares) at Dec. 31, 2011				50,582,516												50,582,516
Issuance of convertible preferred stock and warrants August 2011																0
Common stock issued for services				1,160					151,340							152,500
Common stock issued for services (in Shares)				1,160,000
Conversion of convertible preferred stock to common stock				600					128,913							129,513
Conversion of convertible preferred stock to common stock (in Shares)				600,000
Issuance of common stock to settle contingent consideration obligation				21,350					5,529,715							5,551,065
Issuance of common stock to settle contingent consideration obligation (in Shares)				21,350,247
Reclassification to contingently redeemable common stock									(42,700,495)							(42,700,495)
Reclassification out of contingently redeemable common stock									2,040,600							2,040,600
Issuance of common stock to Lincoln Park Capital				3,527					418,473							422,000
Issuance of common stock to Lincoln Park Capital (in Shares)				3,527,508												3,527,508
Stock based compensation									1,386,351							1,386,351
Foreign currency translation										195,072						195,072
Net loss											(9,281,342)					(9,281,342)
Balance at Dec. 31, 2012				$ 77,220					$ (25,353,942)	$ 152,634	$ (15,624,278)					$ (40,748,366)
Balance (in Shares) at Dec. 31, 2012				77,220,271												77,220,271